Bonds and Securities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Bonds and securities	R$ 529,708	R$ 495,495
Bonds and securities, current	623	4,763
Bonds and securities, noncurrent	R$ 529,085	490,732
Units In Funds [Member]
Disclosure of fair value measurement of assets [line items]
Index	CDI
Bonds and securities	R$ 418,465	410,012
Bank Deposit Certificates [Member]
Disclosure of fair value measurement of assets [line items]
Index	96% to 101% of CDI
Bonds and securities	R$ 94,707	85,483
Committed Operation [Member]
Disclosure of fair value measurement of assets [line items]
Index	98% of CDI
Bonds and securities	R$ 16,536	R$ 0